Alliance
Municipal
Trust

-Pennsylvania
Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
December 31, 2001 (unaudited)                             Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
-----------------------------------------------------------------------
            MUNICIPAL BONDS-90.2%
            INDIANA-1.9%
            Whiting IDR
            (Amoco Oil Co.)
            Series 96 AMT
$    1,900  1/01/26 (b).............      2.00%         $     1,900,000
                                                        ---------------
            PENNSYLVANIA-81.9%
            Allegheny County
            Hospital Development
            (Covenant At South Hills)
            Series 01B
     4,000  2/01/08 (b).............      1.75                4,000,000
            Allegheny County
            Hospital Development
            (Presbyterian University
            Hospital)
            Series 88B-1
     2,455  3/01/18 (b).............      1.70                2,455,000
            Allegheny County IDA
            (Karrington of South Hills
            Assisted Living)
            Series 96 AMT
     1,300  7/01/26 (b).............      1.70                1,300,000
            Allegheny County IDA
            (United Jewish Federation
            Project)
            Series 96A
     3,925  10/01/26 (b)............      1.90                3,925,000
            Allegheny County IDA
            (USX Corp.)
            Series 98
     1,800  12/01/32 (b)............      1.60                1,800,000
            Bucks County IDA
            (SHV Real Estate, Inc.
            Project)
            Series 85
     1,900  7/01/15 (b).............      1.70                1,900,000
            Cambria County IDA
            (Cambria Cogen Co.
            Project)
            Series 98A-1 AMT
     1,750  12/01/28 (b)............      1.60                1,750,000
            Chartiers Valley IDA
            (Asbury Villas)
            Series 00B
     3,000  12/01/30 (b)............      1.65                3,000,000
            Commonwealth System
            of Higher Education
            (University of Pittsburgh
            Capital Project)
            Series 00B
     1,000  9/15/24 (b).............      1.50                1,000,000
            Delaware County IDA
            (Resource Recovery
            Facility)
            Series 97G
     1,600  12/01/31 (b)............      1.55                1,600,000
            Delaware County IDA
            (Sunoco, Inc.)
            Series 98
     2,200  11/01/33 (b)............      1.60                2,200,000
            Delaware River Joint
            Toll Bridge BAN
            Series 01
     1,910  11/01/02(a).............      1.77                1,914,793
            Delaware Valley
            (Regional Finance
            Authority)
            Series 86
     1,350  8/01/16 (b).............      1.60                1,350,000
            Elk County IDA
            (Willamette Industries
            Project)
            Series 92 AMT
     3,800  8/01/10 (b).............      1.70                3,800,000
            Emmaus Local
            Government General
            Authority Revenue
            Series B-21
     1,700  3/01/24 (b).............      1.65                1,700,000
            Emmaus Local
            Government Pooled
            Bond Program
            (Freport Area School)
            Series H-15
     2,000  3/01/24 (b).............      1.65                2,000,000
            Emmaus Local
            Government Pooled
            Bond Program
            Series 89B-22
     1,800  3/01/24 (b).............      1.65                1,800,000
            Gettysburg IDA
            (Dal-Tile Corp.)
            Series 87A
       605  3/01/04 (b).............      1.90                  605,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                       Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
-----------------------------------------------------------------------
            Harrisburg Authority
            Series 01
$    3,800  3/01/34 (b).............      1.66%             $ 3,800,000
            Indiana County IDA
            (Conemaugh Project)
            Series 97A AMT
     1,950  6/01/27 (b).............      1.75                1,950,000
            Lancaster County
            Hospital Authority
            (Quarryville Presbyterian
            Retirement Comm.)
            Series 00
       900  5/15/30 (b).............      1.75                  900,000
            Lehigh County IDA
            (Allegheny Electrical
            Coop, Inc.)
            Series 85A
     2,000  12/01/15 (b)............      1.70                2,000,000
            Luzerne County
            (Convention Center
            Revenue Bonds)
            Series 98A
     3,000  9/01/28 (b).............      1.60                3,000,000
            Montgomery County
            (PA Higher Education
            & Health Loan)
            Series 96A
     3,020  8/01/21 (b).............      1.71                3,020,000
            Montgomery County
            (PA Higher Education &
            Health Loan)
            Series 97A
     1,105  4/01/17 (b).............      1.70                1,105,000
            Pennsylvania Economic
            Development Authority
            (University City
            Associates Inc. Project)
            Series 01A
     2,000  1/01/05 (b).............      1.85                2,000,000
            Pennsylvania Economic
            Development Finance
            Authority
            (Amtrak Project)
            Series 01B AMT
     1,000  11/01/41................      1.55                1,000,000
            Pennsylvania Economic
            Development Finance
            Authority
            (Reliant Energy Seward
            Project)
            Series 01 AMT
     4,000  12/01/36 (b)............      1.65                4,000,000
            Pennsylvania Higher
            Education
            (Higher Education)
            Series 00S AMBAC
     2,245  6/15/02 (a).............      1.45                2,280,849
            Pennsylvania Higher
            Education Facility
            (Temple University)
     1,200  10/01/09 (b)............      1.85                1,200,000
            Pennsylvania Turnpike
            Commission
            Series U
     2,000  12/01/19 (b)............      1.55                2,000,000
            Philadelphia Hospital
            & Higher Education
            Facilities
            (Wills Eye Hospital
            Project)
            Series 00
     2,200  11/01/30 (b)............      1.70                2,200,000
            Philadelphia IDA
            (Cliveden-Maplewood
            Convention)
            Series 99
     2,000  1/01/24 (b).............      1.90                2,000,000
            Philadelphia IDA
            (Performing Arts Center
            Project)
            Series 00
     1,000  6/01/25 (b).............      1.55                1,000,000
            Philadelphia IDA
            (Girard Estate Facilities
            Leasing)
            Series 01
     2,200  10/30/31 (b)............      1.70                2,200,000
            Schuykill County IDA
            (Gilberton Power Project)
            Series 85
     1,400  12/01/02 (b)............      1.60                1,400,000
            Schuykill County IDA
            (Northeastern Power
            Project)
            Series 97B AMT
     1,000  12/01/22 (b)............      2.00                1,000,000

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
-----------------------------------------------------------------------
            Schuylkill County IDA
            (Northeastern Power
            Co. Project)
            Series 97A
     2,200  12/01/22 (b)............      1.90%         $     2,200,000
            Washington County
            (Higher Education
            Pooled Equipment
            Lease)
            Series 85A
     2,100  11/01/05 (b)............      1.80                2,100,000
                                                        ---------------
                                                             80,455,642
                                                        ---------------
            PUERTO RICO-3.4%
            Puerto Rico Industrial,
            Medical, Higher
            Education &
            Environmental
            Authority
            (Ana G. Mendez
            University Systems
            Project)
            Series 98
     3,300  10/01/21 (b)............      1.65                3,300,000
                                                        ---------------
            VIRGINIA-3.0%
            Dinwiddie County IDR
            (Chaparral Steel
            Project)
            Series 99A
     2,900  8/01/29 (b).............      2.05                2,900,000
                                                        ---------------
            Total Municipal Bonds
            (amortized cost
            $88,555,642)............                         88,555,642
                                                        ---------------
            COMMERCIAL
            PAPER-10.2%
            DISTRICT OF
            COLUMBIA-2.0%
            District of Columbia
            (American National
            Red Cross)
            Series 00
     2,000  2/12/02 (a).............      1.40                2,000,000
                                                        ---------------
            PENNSYLVANIA-8.2%
            Montgomery County IDA
            (Exelon Generation Co.)
            Series 96A
     2,000  3/08/02 (a).............      1.40                2,000,000
            Philadelphia
            (Gas Works Revenue
            Notes)
            Series C
     4,000  2/13/02 (a).............      1.40                4,000,000
            Venango Industrial
            Development Authority
            (Scrubgrass Project)
            Series A AMT
     2,000  1/16/02 (a).............      2.65                2,000,000
                                                        ---------------
                                                              8,000,000
                                                        ---------------
            Total Commercial Paper
            (amortized cost
            $10,000,000)............                         10,000,000
                                                        ---------------
            TOTAL
            INVESTMENTS-100.4%
            (amortized cost
            $98,555,642)............                         98,555,642
            Other assets less
            liabilities-(0.4%)......                           (379,277)
                                                        ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            98,176,365 shares
            outstanding)............                    $    98,176,365
                                                        ===============

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                       Pennsylvania Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  - American Municipal Bond Assurance Corporation
      AMT    - Alternative Minimum Tax
      BAN    - Bond Anticipation Note
      IDA    - Industrial Development Authority
      IDR    - Industrial Development Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2001 (unaudited)            Pennsylvania Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $         986,442
EXPENSES
   Advisory fee (Note B)............................................................      $         227,883
   Distribution assistance and administrative service (Note C)......................                207,683
   Custodian fees...................................................................                 32,937
   Transfer agency (Note B).........................................................                 25,206
   Printing.........................................................................                 10,146
   Audit and legal fees.............................................................                  9,773
   Registration fees................................................................                  2,077
   Trustees' fees...................................................................                  1,164
   Miscellaneous....................................................................                  2,635
                                                                                          -----------------
   Total expenses...................................................................                519,504
   Less: expense reimbursement......................................................                (63,738)
                                                                                          -----------------
   Net expenses.....................................................................                                      455,766
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $         530,676
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES                                  Alliance Municipal Trust -
IN NET ASSETS                                             Pennsylvania Portfolio
================================================================================

                                                                                          Six Months Ended
                                                                                          December 31, 2001   July 31, 2000 (a) to
                                                                                             (unaudited)          June 30, 2001
                                                                                          =================     =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $         530,676     $       2,175,619
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................               (530,676)           (2,175,619)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)............................................................             15,342,013            82,834,352
                                                                                          -----------------     -----------------
   Total increase...................................................................             15,342,013            82,834,352
NET ASSETS
   Beginning of period..............................................................             82,834,352                    -0-
                                                                                          -----------------     -----------------
   End of period....................................................................      $      98,176,365     $      82,834,352
                                                                                          =================     =================

--------------------------------------------------------------------------------
(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2001 (unaudited)                             Pennsylvania Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on July 31, 2000. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $63,738.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2001.

                                                      Alliance Municipal Trust -
NOTES TO FINANCIAL STATEMENTS (continued)                 Pennsylvania Portfolio
================================================================================

For the six months ended December 31, 2001, the Portfolio has no expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $113,942. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $93,741, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2001, capital paid-in aggregated $98,176,365. Transactions, all at $1.00 per share, were as follows:

                                                            Six Months Ended
                                                            December 31, 2001     July 31, 2000* to
                                                               (unaudited)          June 30, 2001
                                                            =================     =================
Shares sold............................................           157,381,985           403,908,625
Shares issued on reinvestments of dividends............               530,676             2,175,619
Shares redeemed........................................          (142,570,648)         (323,249,892)
                                                            -----------------     -----------------
Net increase...........................................            15,342,013            82,834,352
                                                            =================     =================

--------------------------------------------------------------------------------

*     Commencement of operations.

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                      Pennsylvania Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                               Six Months      July 31, 2000(a)
                                                                                                  Ended               to
                                                                                            December 31, 2001      June 30,
                                                                                               (unaudited)           2001
                                                                                           =================  =================
Net asset value, beginning of period......................................................       $  1.00           $  1.00
                                                                                                 -------           -------
Income From Investment Operations
Net investment income (b).................................................................          .006              .026
                                                                                                 -------           -------

Less: Dividends
Dividends from net investment income......................................................         (.006)            (.026)
                                                                                                 -------           -------
Net asset value, end of period............................................................       $  1.00           $  1.00
                                                                                                 -------           -------

Total Return
Total investment return based on net asset value (c)......................................           .60%             2.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................................................       $98,176           $82,834
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (d)........................................          1.00%             1.00%
   Expenses, before waivers and reimbursements (d)........................................          1.14%             1.22%
Net investment income (b)(d)..............................................................          1.16%             2.79%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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